Credit Facilities (Details)			1 Months Ended			12 Months Ended
	Apr. 14, 2020 USD ($)	Sep. 09, 2019	Apr. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Apr. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 11, 2021 USD ($)	Nov. 11, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Apr. 14, 2020 CNY (¥)	Apr. 16, 2019 USD ($)	Apr. 16, 2019 CNY (¥)	Nov. 26, 2018 USD ($)	Nov. 26, 2018 CNY (¥)
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity												$ 470,765	¥ 3,000,000
Interest expense short term borrowings						$ 326,363		$ 194,486	$ 127,314
Interest expense debt						14,184		52,521	70,692
Other financial institutions loan, description		The total consideration of lease is RMB 5,000,000 (approximately $766,284) which is to be made in 35 installments. The Company did not transfer its control of these tractors to Chailease and has continued its involvement with these tractors. Chailease has not obtained control of these tractors because it was limited in its ability to direct the use of, and obtain substantially all of the remaining benefits from, these tractors. Consequently, in accordance with ASC 606-10-55-68 to 70, this transaction was accounted for as a financing arrangement. The proceeds received from Chailease are presented as loan from other financial institutions on the audited consolidated balance sheets.
Property plant equipment carrying value						12,224,582		3,448,109
Depreciation expenses						1,438,310		$ 1,519,415	1,365,945
Loan term								36 years
Long-term loans from institutions								$ 235,487
Short-term loans from institutions						144,126		136,400
Interest expense long-term debt						47,229		85,930	28,478
Loans [Member]
Credit Facilities (Details) [Line Items]
Property plant equipment carrying value						1,125,173		$ 1,107,411
Minimum [Member]
Credit Facilities (Details) [Line Items]
Contractual interest rate for funds borrowed, under the debt agreement.								7.50%
Maximum [Member]
Credit Facilities (Details) [Line Items]
Contractual interest rate for funds borrowed, under the debt agreement.								17.00%
Several Revenue Equipment [Member]
Credit Facilities (Details) [Line Items]
Property plant equipment carrying value						79,903		$ 159,007
Accumulated Depreciation						1,045,270		948,404
Depreciation expenses						74,185		101,741	$ 126,595
Hangzhou United Rural Commercial Bank Co., Ltd. [Member]
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity																			$ 863,070	¥ 5,500,000
Total withdraws						$ 784,609	¥ 5,000,000
Number of withdraws						5	5
Industrial Bank [Member]
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity	$ 398,467															¥ 2,600,000	$ 306,513	¥ 2,000,000
Line of credit facility borrowing capacity, description	The line of credit agreement entitles Cheyi Network to enter into separate loan contracts under such line of credit. Cheyi Network utilized a total of RMB5,000,000 (approximately $784,609) during the year ended December 31, 2021 via five withdraws. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date. The Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements after the acquisition of Cheyi Network. (2)In November 11, 2021, the Company entered into a one-year term loan agreement with Zhejiang Tailong Commercial Bank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. (3)In April 16, 2019, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,000,000 (approximately $306,513). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 28, 2021, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. (4)In October 2020, the Company entered into a one-year term line of credit agreement with China Everbright Bank pursuant to which the Company may borrow up to RMB 30,000,000 (approximately $4,597,701). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. The Company paid off the above loan by October 2021 followed by a new credit line withdrawal of RMB 15,000,000 (approximately $2,353,827). As of December 31, 2021, RMB 15,000,000 was not utilized by the Company. (5)In October 2020, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,831,418). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 2021, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,923,046). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. (6)In April 2019 and April 2020, the Company entered into a one-year term line of credit agreement with Zhujiang Rural Bank pursuant to which the Company may borrow up to RMB 3,000,000 (approximately $424,622). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 3,000,000 (approximately $424,622) in April 2019 and RMB 3,000,000 (approximately $424,622) in April 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its unaudited interim condensed consolidated financial statements. As of December 31, 2019 and 2020, the Company had utilized all line of credit. Interest expenses incurred from short-term bank borrowings were $326,363, $194,486 and $127,314 for the years ended December 31, 2021, 2020 and 2019, respectively. Long-term bank borrowings Outstanding balances of long-term bank borrowings as of December 31, 2021 and 2020 consisted of the following: Bank name Term Interest rate Collateral/ Guarantee Date of paid off December 31, 2021 December 31, 2020 WeBank Co., Ltd. From August 26, 2021 to August 26, 2023 Weighted average rate of 9.0% Guarantee by Mr. Jinlong Yang and MingZhu Logistics. - $448,348 $ - Less: current maturities (269,009) - Non-current maturities $179,339 $- In August 2021, the Company entered into a two-year term loan agreement with WeBank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). The Company recorded this loan as long-term bank borrowings in its audited condensed consolidated financial statements.
Term agreement loan	1 year
Zhujiang Rural Bank [Member]
Credit Facilities (Details) [Line Items]
Line of credit, description					of credit agreement entitles Cheyi Network to enter into separate loan contracts under such line of credit. Cheyi Network utilized a total of RMB5,000,000 (approximately $784,609) during the year ended December 31, 2021 via five withdraws. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date. The Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements after the acquisition of Cheyi Network. (2)In November 11, 2021, the Company entered into a one-year term loan agreement with Zhejiang Tailong Commercial Bank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. (3)In April 16, 2019, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,000,000 (approximately $306,513). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 28, 2021, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. (4)In October 2020, the Company entered into a one-year term line of credit agreement with China Everbright Bank pursuant to which the Company may borrow up to RMB 30,000,000 (approximately $4,597,701). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. The Company paid off the above loan by October 2021 followed by a new credit line withdrawal of RMB 15,000,000 (approximately $2,353,827). As of December 31, 2021, RMB 15,000,000 was not utilized by the Company. (5)In October 2020, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,831,418). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 2021, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,923,046). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. (6)In April 2019 and April 2020, the Company entered into a one-year term line of credit agreement with Zhujiang Rural Bank pursuant to which the Company may borrow up to RMB 3,000,000 (approximately $424,622). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 3,000,000 (approximately $424,622) in April 2019 and RMB 3,000,000 (approximately $424,622) in April 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its unaudited interim condensed consolidated financial statements. As of December 31, 2019 and 2020, the Company had utilized all line of credit. Interest expenses incurred from short-term bank borrowings were $326,363, $194,486 and $127,314 for the years ended December 31, 2021, 2020 and 2019, respectively. Long-term bank borrowings Outstanding balances of long-term bank borrowings as of December 31, 2021 and 2020 consisted of the following: Bank name Term Interest rate Collateral/ Guarantee Date of paid off December 31, 2021 December 31, 2020 WeBank Co., Ltd. From August 26, 2021 to August 26, 2023 Weighted average rate of 9.0% Guarantee by Mr. Jinlong Yang and MingZhu Logistics. - $448,348 $ - Less: current maturities (269,009) - Non-current maturities $179,339 $- In August 2021, the Company entered into a two-year term loan agreement with WeBank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). The Company recorded this loan as long-term bank borrowings in its audited condensed consolidated financial statements.
Zhejiang Tailong Commercial Bank Co., Ltd. [Member]
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity										$ 470,765	¥ 3,000,000
China Everbright Bank [Member]
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity				$ 4,597,701											¥ 30,000,000
Line of credit, description				The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. The Company paid off the above loan by October 2021 followed by a new credit line withdrawal of RMB 15,000,000 (approximately $2,353,827). As of December 31, 2021, RMB 15,000,000 was not utilized by the Company.
Bank of Communication [Member]
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity				$ 3,831,418										¥ 25,000,000	¥ 25,000,000
Term agreement loan			1 year
Line of credit borrowing capacity			$ 3,923,046
Chailease [Member]
Credit Facilities (Details) [Line Items]
Outstanding long-term debt						$ 144,126		$ 371,887